Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

At June 30, 2026 and December 31, 2025, accrued expenses and other current liabilities consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Payroll	$117,200	$120,416
Other	43,576	27,926
Total	$160,776	$148,342